Long-Term Deposits (Tables)	6 Months Ended
Jun. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of long-term deposits
	June 30, 2022	December 31, 2021
	(Unaudited)
Rental deposits	$127,303	$149,175
Prepayments for equipment	168,588	147,050
	$295,891	$296,225